UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.7% (4.2% of Total Investments)
$ 710	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$632,326
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,550,289
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	2,521,920
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
13,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	5,348,594
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

22,815	Total Consumer Staples			12,053,129

	Education and Civic Organizations – 8.8% (5.5% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,007,600
	5.250%, 12/01/32
180	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	6/11 at 101.00	A3	146,003
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	118,459
165	5.000%, 11/01/25	11/15 at 100.00	A2	148,414
6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/09 at 101.00	A2	5,793,026
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	2,203,685
	Trust 1065, 8.923%, 3/01/33 (IF)
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	499,280
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	A	2,582,040
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,680	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A,	5/13 at 100.00	AA	2,427,544
	5.000%, 5/15/33 – AMBAC Insured (UB)

18,090	Total Education and Civic Organizations			15,926,051

	Health Care – 14.9% (9.3% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	1,850,180
	2001, 6.000%, 4/01/22
415	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	321,833
	Series 2006, 5.000%, 4/01/37
3,515	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	1,892,978
	Trust 3146, 11.686%, 11/15/46 (IF)
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	430,320
	LLC, Series 2001A, 5.550%, 8/01/31
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/15 at 100.00	A	1,836,223
	System West, Series 2005A, 5.000%, 3/01/35
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health
	System, Trust 2554:
1,325	14.174%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	765,559
998	14.196%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	576,336
	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health
	System, Series 2007A:
1,000	4.800%, 7/15/17	No Opt. Call	N/R	711,950
2,225	5.125%, 7/15/31	7/17 at 100.00	N/R	1,249,760
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	2,285,597
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,588,200
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
7,775	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,885,286
	Series 2006, 5.000%, 3/01/41
425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	356,873
	Series 2001C, 5.250%, 8/01/31
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	1,987,880
	2008A, 8.250%, 12/01/38
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	4,265,454
	Center, Series 2007A, 5.000%, 7/01/38

35,168	Total Health Care			27,004,429

	Housing/Multifamily – 5.5% (3.4% of Total Investments)
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	5,987,696
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	135,181
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	827,405
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	567,721
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	2,470,804
	Grandview, Series 2001A, 6.750%, 5/15/36

10,967	Total Housing/Multifamily			9,988,807

	Housing/Single Family – 1.2% (0.8% of Total Investments)
480	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	449,563
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,885	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021,	2/16 at 100.00	AA–	1,272,198
	7.609%, 8/01/31 (Alternative Minimum Tax) (IF)
440	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	AAA	439,041
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

3,805	Total Housing/Single Family			2,160,802

	Industrials – 1.6% (1.0% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	908,675
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	2,040,350
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)

4,425	Total Industrials			2,949,025

	Long-Term Care – 2.3% (1.4% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	1,413,678
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
3,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,719,050
	Project, Series 2007, 5.375%, 12/01/37

5,300	Total Long-Term Care			4,132,728

	Tax Obligation/General – 10.6% (6.6% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative	12/15 at 100.00	AA–	7,092,900
	Minimum Tax)
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	AA	3,630,400
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	AA	3,021,798
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	AA	3,290,067
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AA	1,840,300
	MBIA Insured
355	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	336,799
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured

22,275	Total Tax Obligation/General			19,212,264

	Tax Obligation/Limited – 22.7% (14.2% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	487,097
385	5.800%, 9/01/35	9/14 at 102.00	N/R	272,915
1,240	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	939,226
	Tax Bonds, Series 2007, 5.750%, 8/01/25
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	5,130,496
	2003C, 5.500%, 6/01/16
2,105	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,237,636
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	901,164
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	349,318
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project,	4/09 at 101.00	AA	4,677,848
	Series 2001A, 5.250%, 4/01/31 – MBIA Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	557,295
	6.000%, 9/01/34
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,425,662
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	AA	1,308,906
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
215	5.000%, 9/01/26	9/16 at 100.00	N/R	152,067
495	5.125%, 9/01/36	9/16 at 100.00	N/R	316,602
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	1,704,740
	Series 2003H, 6.000%, 10/01/20
415	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	266,853
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,041,146
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	630,400
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,795	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	1/09 at 101.00	AA	2,658,576
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 –
	AMBAC Insured
495	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	316,166
	Series 2006D, 5.000%, 9/01/33
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	1,480,300
	Ranch, Series 2003A, 5.550%, 8/15/33
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	296,781
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	412,447
	8/01/25 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	525,679
	Series 2003C, 6.000%, 9/01/33
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A	1,136,790
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
825	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA	650,661
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
1,330	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AA	1,010,587
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,597,249
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	358,390
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	622,396
	District 2001-1, Series 2004A, 6.125%, 9/01/39
10,000	Western Placer Unified School District, Placer County, California, Certificates of	8/18 at 100.00	AAA	7,575,000
	Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured

49,100	Total Tax Obligation/Limited			41,040,393

	Transportation – 11.8% (7.4% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,787,933
	2006, 5.000%, 4/01/31 (UB)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,122,734
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,890,850
	Bonds, Series 1999, 0.000%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – MBIA Insured	11/12 at 100.00	AA	5,176,010
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AA	2,212,223
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AA	2,273,388
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	AA	1,007,120
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AA	1,870,300
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – MBIA Insured
	(Alternative Minimum Tax)

23,930	Total Transportation			21,340,558

	U.S. Guaranteed – 51.0% (31.8% of Total Investments) (4)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	AA (4)	9,813,330
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) –
	MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,658,680
	5/01/18 (Pre-refunded 5/01/12)
450	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (4)	473,864
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	4,712,680
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
	(Pre-refunded 12/15/13)
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AA+ (4)	5,288,521
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26
	(Pre-refunded 6/01/11) – MBIA Insured
2,985	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,209,979
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,395,658
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,035,999
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
7,530	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (4)	7,985,264
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
9,510	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA (4)	10,457,386
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,259,950
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,191,880
	6.000%, 8/01/26 (ETM)
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	A (4)	6,685,740
	Area, Series 2001, 5.250%, 10/01/35 (Pre-refunded 10/01/11) – AMBAC Insured
12,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	13,048,614
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – MBIA Insured
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series	5/11 at 101.00	A+ (4)	4,429,161
	2001, 5.300%, 5/01/26 (Pre-refunded 5/01/11) – FGIC Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	AA– (4)	6,839,592
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,110,436
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	1,689,570
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

84,070	Total U.S. Guaranteed			92,286,304

	Utilities – 7.2% (4.5% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AA	5,001,350
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,482,826
	2007A, 5.000%, 11/15/35
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA	970,720
	2003A-2, 5.000%, 7/01/23 – MBIA Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	458,800
	2008, 5.000%, 7/01/31 – FSA Insured (UB)
790	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	641,314
	9/01/31 – SYNCORA GTY Insured
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	AA	2,026,740
	MBIA Insured
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	AA–	2,449,680
	5.000%, 11/01/33

15,645	Total Utilities			13,031,430

	Water and Sewer – 10.5% (6.5% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA	1,257,088
	8/01/36 – MBIA Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	460,596
	5.000%, 4/01/36 – MBIA Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	682,275
	2006, 5.000%, 12/01/31 – FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA	1,617,907
	5.000%, 3/01/24 – MBIA Insured
4,785	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	AA	4,797,394
	Bonds, Series 2002, 5.000%, 8/01/21 – MBIA Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA	10,126,900
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured

19,180	Total Water and Sewer			18,942,160

$ 314,770	Total Long-Term Investments (cost 309,183,288) – 154.8%			280,068,080

	Short-Term Investments – 5.5% (3.4% of Total Investments)
$ 10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed		A-1	10,000,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 2005A, Trust 2448, 5.640%, 6/01/45 –
	FGIC Insured (5)

	Total Short-Term Investments (cost $10,000,000)			10,000,000

	Total Investments (cost $319,183,288) – 160.3%			290,068,080

	Floating Rate Obligations – (1.8)%			(3,305,000)

	Other Assets Less Liabilities – 2.3%			4,144,268

	Auction Rate Preferred Shares, at Liquidation Value – (60.8)% (6)			(110,000,000)

	Net Assets Applicable to Common Shares – 100%			$180,907,348

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group (“Standard & Poor's”) or Moody's Investor Service, Inc.
(“Moody's”) rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$290,068,080	$ —	$290,068,080

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $315,980,286.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 9,485,198
Depreciation	(38,702,123)

Net unrealized appreciation (depreciation) of investments	$(29,216,925)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009